Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Schedule of inventories

in € thousand	June 30, 2026	December 31, 2025
Raw materials	24,588	25,848
Work in progress	54,443	48,095
Finished goods	16,960	20,206
Purchased goods (third party products)	776	545
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	96,767	94,693
Less: write-down provision	(48,604)	(44,462)
INVENTORIES	48,163	50,232

IXCHIQ related inventory only
in € thousand	June 30, 2026	December 31, 2025
Raw materials	3,052	3,392
Work in progress	26,412	23,351
Finished goods	4,596	3,558
Purchased goods (third party products)	—	—
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	34,060	30,301
Less: write-down provision	(28,591)	(21,557)
INVENTORIES IXCHIQ	5,468	8,744

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

in € thousand	June 30, 2026	December 31, 2025
Raw materials	20,167	18,855
Work in progress	23,908	21,478
Finished goods	4,473	4,089
Purchased goods (third party products)	55	40
TOTAL WRITE-DOWN PROVISION	48,604	44,462